BUSINESS ACQUISITION - Purchase Consideration (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2012 Bluewater Gandria	Jul. 31, 2008 Bluewater Gandria
Business acquisition:
Fair value of previously held 50% equity interest				$ 19,500
Purchase consideration - cash				19,500
Total assumed acquisition consideration				39,000	22,000
Less: Fair value of net assets acquired:
Vessel and equipment, net				40,000
Inventories				931
Cash				62
Prepayments				40
Other liabilities				(100)
Subtotal				(40,933)
Gain on bargain purchase of Bluewater Gandria	$ (4,084)	$ 0	$ 0	$ (1,933)